Schedule of Loans Payable (Details) (Parenthetical)									12 Months Ended
		Jul. 01, 2023 USD ($)	Apr. 26, 2023 USD ($)	Apr. 20, 2023 CAD ($) shares	Mar. 13, 2023	Feb. 01, 2023 USD ($)	Nov. 23, 2022 USD ($)	May 25, 2022 USD ($)	Dec. 31, 2023 USD ($) shares		Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2022 USD ($) shares		Dec. 31, 2022 USD ($) $ / shares		Dec. 31, 2022 USD ($) $ / shares		Nov. 23, 2023 USD ($)	Nov. 23, 2023 CAD ($)	Sep. 01, 2023 USD ($)	Sep. 01, 2023 CAD ($)	Jul. 31, 2023	Jul. 20, 2023 USD ($)	Jul. 20, 2023 CAD ($)	Mar. 12, 2023 USD ($)	Mar. 12, 2023 TRY (₺)	Nov. 23, 2022 TRY (₺)	May 25, 2022 TRY (₺)
IfrsStatementLineItems [Line Items]
Interest rate				12.00%					35.00%															5.00%
Loan, maturity date				April 30, 2025
Borrowings									$ 3,464,450			$ 166,555		$ 166,555		$ 166,555		$ 166,555
Common stock, shares | shares									80,000
Exercise price of warrant														1,442,000		0.22		0.30
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares				300,000
Exercise price of warrant				2.50
Unsecured loan one [member]
IfrsStatementLineItems [Line Items]
Interest rate									10.00%
Loan, maturity date									January and April 1, 2021		January and April 1, 2021
Principal payments												135,868
Interest payments												3,515
Wrote off remaining balance									12,107
Borrowings	[1]											12,107		$ 12,107		$ 12,107		$ 12,107
Unsecured loan two [member]
IfrsStatementLineItems [Line Items]
Interest rate								45.33%	45.33%																					45.33%
Loan, maturity date								May 23, 2024
Principal payments									$ 45,832			26,968
Interest payments									14,717			20,636
Principal amount								$ 91,961																						₺ 1,500,000
Borrowings	[2]											56,537		56,537		56,537		56,537
Unsecured loan three [member]
IfrsStatementLineItems [Line Items]
Interest rate							3.5944%		3.5944%																				3.5944%
Loan, maturity date							November 23, 2023
Principal payments									$ 79,372			10,183
Interest payments									4,264			1,607
Principal amount							$ 107,356																						₺ 2,000,000
Borrowings	[3]											97,911		97,911		97,911		97,911
Unsecured loan four [member]
IfrsStatementLineItems [Line Items]
Interest rate									37.70%																		37.67%	37.67%
Loan, maturity date					March 12, 2024
Principal payments									$ 61,627
Interest payments									18,676
Principal amount																											$ 105,386	₺ 2,000,000
Borrowings	[4]								$ 19,461
Unsecured loan five [member]
IfrsStatementLineItems [Line Items]
Interest rate						1.00%			6.00%
Loan, maturity date						April 1, 2024
Borrowings						$ 2,200,000			$ 614,899	[5],[6]			[5],[6]		[5],[6]		[5],[6]		[5],[6]
Debt discount						200,000
Interest payment on loan						100,000
Exit fee						$ 50,000
Interest expense			$ 200,000
Unsecured loan six [member]
IfrsStatementLineItems [Line Items]
Interest rate									1.00%
Borrowings	[7]								$ 2,822,250
Unsecured loan six fund one [member]
IfrsStatementLineItems [Line Items]
Interest rate		1.00%
Loan, maturity date		December 31, 2023
Borrowings		$ 1,065,000
Debt discount		65,000
Interest payment on loan		$ 40,000
Loan, maturity date extend		December 31, 2024
Accrued interest		$ 23,900
Accretion discount									63,916
Unsecured loan six fund two [member]
IfrsStatementLineItems [Line Items]
Interest rate		1.00%
Loan, maturity date		December 31, 2023
Borrowings		$ 1,597,500
Debt discount		97,500
Interest payment on loan		$ 60,000
Loan, maturity date extend		December 31, 2024
Accrued interest		$ 35,850
Accretion discount									96,138
Unsecured loan seven [member]
IfrsStatementLineItems [Line Items]
Interest payments									5,867		$ 7,917
Borrowings	[8]								7,840
Debt instruments issued																									$ 228,023	$ 300,000
Interest rate																									6.00%	6.00%
Principal amount									37,717		50,000
Unsecured Loan Eight [Member]
IfrsStatementLineItems [Line Items]
Interest payments									7,954		10,734
Debt instruments issued																						$ 402,115	$ 546,000
Interest rate																						6.00%	6.00%
Unsecured Loan Nine [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued																				$ 8,766	$ 12,000
Principal amount									1,179		1,614
Unsecured Loan Ten [Member]
IfrsStatementLineItems [Line Items]
Debt instruments issued																				$ 146,121	$ 200,000
Principal amount									$ 146,121		$ 200,000

[1]	Loans bearing interest accrue at 10% per annum are all unsecured. The loans matured between January and April 1, 2021 and thereafter were due on demand. During the year ended December 31, 2023, the Company made principal payments of $Nil (2022 - $135,868) and $Nil (2022 - $3,515) in interest payments. During the year ended December 31, 2023, the Company wrote off the remaining balance of $12,107.
[2]	On May 25, 2022, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺1,500,000 (or approximately USD$91,961). The loan matures on May 23, 2024, and bears interest at 45.33% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2023, the Company made $45,832 (2022 - $26,968) in principal payments and $14,717 (2022 - $20,636) in interest payments.
[3]	On November 23, 2022, Garanti Bank extended a short-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately USD$107,356). The loan matures on November 23, 2023, and bears interest at the Turkish Lira Overnight Reference Rate (“TLREF”) plus 3.5944% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2023, the Company made $79,372 (2022 - $10,183) in principal payments and $4,264 (2022 - $1,607) in interest payments.
[4]	On March 13, 2023, Garanti Bank extended a long-term loan to Park Place Turkey Limited in the amount of ₺2,000,000 (or approximately USD$105,386). The loan matures on March 12, 2024, and bears interest at 37.67% per annum. Principal and accrued interest are paid monthly. During the year ended December 31, 2023, the Company made $61,627 (2022 - $nil) in principal payments and $18,676 (2022 - $nil) in interest payments.
[5]	On July 20, 2023, the Company entered into a promissory note with 1324025 BC Ltd for CAD$300,000 (USD$228,023). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. During the year ended December 31, 2023, CAD$50,000 (USD$37,717) of the principal balance was repaid and CAD$7,917 (USD$5,867) in interest was accrued.
[6]	On September 1, 2023, the Company entered into a promissory note with 2476393 Alberta Ltd for CAD$546,000 (USD$402,115). The promissory note bears an interest rate of 6% per annum. The principal plus all accrued unpaid interest is to be repaid on demand but no later than December 31, 2024. As at December 31, 2023, no repayments had been made. During 2023, CAD$10,734 (USD$7,954) in interest was accrued.
[7]	On July 1, 2023, the Company entered into agreements with TR1 Master Fund to borrow $1,065,000 and $1,597,500. The loans were issued with a $65,000 and $97,500 discount, respectively, and bear an interest rate of 1% per month. The maturity date was December 31, 2023, and the Company is claiming that the principal of TR1 Master Fund agreed to extend the loans to December 31, 2024. In the event that the loan is repaid in full prior to the maturity date, the minimum interest payments on the loans are $40,000 and $60,000, respectively. The minimum interest payments have been recorded on the consolidated statements of income (loss) and comprehensive income (loss) as finance costs. Accrued interest in excess of the minimum interest payments of $23,900 and $35,850, respectively were recorded during the year ended December 31, 2023. Accretion of the discount recognized on the loans during the period were $63,916 and $96,138, respectively. If, during the period that any amount of the loan remains outstanding, the Company issues any equity, the Lender may demand repayment of all or part of the principal amount of the loan in an amount equal to the aggregate subscription price of the equity offering. The Company is currently in discussions with the lender and has not made any repayments as at the date of these consolidated financial statements (Note 25).
[8]	On November 23, 2023, the Company entered into a short-term non-interest-bearing promissory note with 1647020 Alberta Ltd. for CAD$12,000 (USD$8,766). During the year ended December 31, 2023, CAD$1,614 (USD $1,179) of the principal had been applied against amounts owed by the note holder.